EQUITY (Details Narrative) - USD ($)			1 Months Ended																3 Months Ended	6 Months Ended
	Jul. 17, 2023	Jul. 24, 2020	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 27, 2023
Ordinary shares, authorized			100,000,000						100,000,000											100,000,000
Number of restricted shares issued																		20,154
Shares issued for services, value																					$ 1,360,000
Proceeds from issuance of common stock																				$ 2,887,990
Unrecognized compensation expense related to non-vested share options			$ 0																	0
Administrative expense																				2,781,775	$ 3,750,087
Options exercised																				$ 0
Convertible Promissory Note [Member]
Partial principal and accrued interest amount				$ 100,000	$ 75,000	$ 50,000
Conversion price				$ 0.6670	$ 0.8579	$ 0.8790													$ 0.8790			$ 8.0
Number of shares converted				149,925	87,422	56,882
Investor [Member]
Number of shares issued			580,000	1,380,000		590,000	310,000	580,000	420,000	200,000	300,000	80,000
Shares issued price per share				$ 0.77		$ 1.06	$ 1.09	$ 1.21	$ 1.24	$ 1.37	$ 1.97	$ 4.626							$ 1.06
Proceeds from issuance of common stock			$ 359,600	$ 951,240			$ 336,300	$ 656,800	$ 494,800	$ 274,000	$ 570,200	$ 370,080							$ 584,050
Shares issued price per share				$ 0.663		0.99	$ 1.08	$ 1.06	$ 1.11		$ 1.84								$ 0.99
Shares issued price per share				$ 0.65		$ 0.945													$ 0.945
Investor [Member] | Maximum [Member]
Shares issued price per share			$ 0.62																	$ 0.62
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Number of ordinary shares issued as commitment fee													4,339
Number of ordinary share issed as commitment fee, value	$ 1,000,000												$ 23,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Number of ordinary shares issued as commitment fee													43,394
Number of ordinary share issed as commitment fee, value	$ 10,000,000												$ 230,000
Consultant [Member]
Shares issued for services														50,000		2,000	2,000
Shares issued for services, value														$ 340,000		$ 23,100	$ 23,100
Consultant [Member] | Restricted Stock [Member]
Shares issued for services														50,000
Directors Executive Offcers Employee [Member]
Shares issued for services														200,000
Shares issued for services, value														$ 1,360,000
Employees And Directors [Member] | 2016 Equity Incentive Plan [Member]
Stock option granted		33,335
Fair value of stock option grant		300,000
Employee [Member]
Stock option granted																				0	0
Stock options exercised																				0	0
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Warrant issued to consultants
Administrative expense
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member]
Number of restricted shares issued															6,718			6,718
Number of restricted shares issued, value															$ 49,000			$ 118,000